INCOME TAXES - UNRECOGNIZED TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Roll-forward of accrued unrecognized tax expense
Beginning balance	$ 1,268,000	¥ 8,273,000	¥ 8,273,000
Increase based on tax positions related to the current year	0	0	0
Ending balance	$ 1,268,000	8,273,000	8,273,000	¥ 8,273,000
Unrecognized tax expense		¥ 0	0
Period in which the amount of unrecognized tax expense will change	12 months	12 months
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 209,000	¥ 1,365,000	1,365,000	¥ 1,510,000
Payment of interest and penalties accrued	$ 2,523,000	¥ 16,461,000	¥ 15,096,000
PRC Subsidiaries
Roll-forward of accrued unrecognized tax expense
Period to assess underpaid tax plus penalties and interest	5 years	5 years